Unaudited Condensed Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017		Jun. 30, 2017
Assets
Cash and cash equivalents	$ 11,601	$ 6,103	[1]	$ 16,495	[1]
Restricted deposits	20	107	[1]	222	[1]
Trade receivables	628	94	[1]		[1]
Other receivables	653	583	[1]	1,181	[1]
Inventory	2,488	2,336	[1]	175	[1]
Total current assets	15,390	9,223	[1]	18,073	[1]
Restricted deposits	329	346	[1]	122	[1]
Property plant and equipment, net	5,248	5,172	[1]	4,404	[1]
Intangible assets	6,369	6,755	[1]	7,081	[1]
Total non-current assets	11,946	12,273	[1]	11,607	[1]
Total assets	27,336	21,496	[1]	29,680	[1]
Liabilities
Trade payables	1,162	512	[1]	820	[1]
Other payables	1,929	1,683	[1]	2,184	[1]
Total current liabilities	3,091	2,195	[1]	3,004	[1]
Liability in respect of government grants	934	833	[1]	774	[1]
Other long-term liabilities	272	302	[1]	329	[1]
Total non-current liabilities	1,206	1,135	[1]	1,103	[1]
Total liabilities	4,297	3,330	[1]	4,107	[1]
Equity
Share capital	3,291	2,307	[1]	2,301	[1]
Share premium	58,613	45,722	[1]	44,234	[1]
Treasury shares	(1,509)	(1,509)	[1]	(1,509)	[1]
Warrants	13	33		1,204
Presentation currency translation reserve	1,431	1,431	[1]	1,359	[1]
Capital reserve from transactions with controlling shareholders	63	63		63
Capital reserve for share-based payments	5,152	6,241	[1]	5,766	[1]
Accumulated loss	(44,015)	(36,122)		(27,845)
Total equity	23,039	18,166	[1]	25,573	[1]
Total liabilities and equity	$ 27,336	$ 21,496	[1]	$ 29,680	[1]

[1]	Presented according to the change in the Company's functional and presentation currency from NIS to U.S. dollars, effective January 1, 2018. See note 3.a.